Cost of sales (Tables)	12 Months Ended
Dec. 31, 2023
Cost of sales [Abstract]
Schedule of cost of sales

Figures in million – SA rand	Notes	2023	2022	2021
Salaries and wages		(30,591)	(26,544)	(26,214)
Consumable stores	23	(25,778)	(21,929)	(18,847)
Utilities		(11,029)	(8,465)	(8,099)
Mine contracts		(8,005)	(6,502)	(5,193)
Recycling[1]		(12,711)	(30,993)	(39,220)
Other		(10,779)	(6,745)	(8,975)
Ore reserve development costs capitalised		9,137	6,641	5,535
Cost of sales, before amortisation and depreciation[2]		(89,756)	(94,537)	(101,013)
Amortisation and depreciation	14,15,17	(10,012)	(7,087)	(8,293)
Total cost of sales		(99,768)	(101,624)	(109,306)
1Recycling cost consists of cost relating to the purchasing of spent catalytic material and the cost incurred to convert the spent catalytic material into finished PGMs
2Included in cost of sales, before amortisation and depreciation for the year ended 31 December 2023 is total write-down of inventory to net realisable value amounting to
R1,694 million (2022: R111 million and 2021: R76 million). This write-down mainly relates to PGM in process and PGM finished goods of R1,179 million and R423 million, respectively, as a result of the lower commodity price environment. The write-down in 2022 and 2021 related to consumable stores